Submission	Jul. 20, 2026
Submission [Line Items]
Central Index Key	0001853921
Registrant Name	Scribe Therapeutics, Inc.
Registration File Number	333-297246
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES